Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue		$ 334,855	$ 172,276	$ 128,892
Other income				5,460
Operating expenses
Cost of revenue	[1]	(73,991)	(20,009)	(3,969)
Personnel expenses including share-based remuneration		(61,029)	(34,683)	(42,134)
Marketing and distribution expenses		(73,150)	(31,381)	(30,971)
Credit loss expense		(577)	678	(1,837)
Other changes in fair value of loans to customers		(54,431)	(528)
Depreciation and amortization		(18,933)	(12,694)	(16,604)
Other expenses		(32,210)	(28,359)	(25,359)
Restructuring costs				(3,240)
Total operating expenses		(314,192)	(126,975)	(124,114)
Operating profit		20,662	45,301	10,239
Share of net income (loss) of associates and joint ventures		(3,818)	(3,248)	(1,670)
Change in fair value of preferred shares in associates		37,900	0
Net finance income (expense)
Finance income		10,530	1,637	1,054
Finance expense		(1,505)	(1,695)	(238)
Net foreign exchange gain (loss)		(269)	(354)	(1,881)
Net finance income (expense)		8,756	(412)	(1,065)
Net income before income taxes		63,500	41,641	7,504
Income tax (expense) benefit for the year		(5,602)	(6,481)	(1,440)
Net income		57,899	35,160	6,064
Net income attributable to:
Equity holders of the parent		57,899	35,160	6,064
Non-controlling interests
Profit (loss)		$ 57,899	$ 35,160	$ 6,064
Basic, US$ (in dollars per share)		$ 0.26	$ 0.17	$ 0.03
Diluted, US$ (in dollars per share)		0.25	0.17	0.03
Ordinary shares [member]
Net income attributable to:
Basic, US$ (in dollars per share)		0.26	0.17	0.03
Diluted, US$ (in dollars per share)		$ 0.25	$ 0.17	$ 0.03
ADS [member]
Net income attributable to:
Equity holders of the parent		$ 57,899	$ 35,160	$ 6,064
Basic, US$ (in dollars per share)		$ 0.52	$ 0.35	$ 0.06
Diluted, US$ (in dollars per share)		$ 0.51	$ 0.34	$ 0.06

[1]	Certain expenses in the comparative periods have been reclassified as Cost of revenue. See Note 7 for more details.